                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2003


Check here if Amendment [   ]; Amendment Number:
                                                 --------
This Amendment (Check only one.):   [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Lilley & Co.
            ------------------------------------------
Address:    205 E. Chicago Blvd.
            ------------------------------------------
            Tecumseh, MI 49286
            ------------------------------------------

            ------------------------------------------


 Form 13F File Number: 28-05241


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Marilyn K. Lenhart
          --------------------------------------------
Title:    Vice President Trust Operations
          --------------------------------------------
Phone:    (517) 423-8373 ext. 1814
          --------------------------------------------

Signature, Place, and Date of Signing:

Marilyn Lenhart           Tecumseh, MI                           10/30/2003
---------------------  --------------------------------------   ---------------
[Signature]                      [City, State]                   [Date]

Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]      13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]      13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

          Form 13F File Number       Name

          28-
             -------------           -----------------------------------------
          [Repeat as necessary.]

                                    FORM 13F
                                  SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                    0
                                              -----------------------

Form 13F Information Table Entry Total:               0
                                              -----------------------

Form 13F Information Table Value Total:      $  189,755
                                              -----------------------
                                                    (thousands)


List of Other Included Managers: None


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

          No.        Form 13F File Number       Name

                     28-
         -----          ------------------      ------------------------

          [Repeat as necessary.]

                                    FORM 13F
                                                                  --------------
                                                                  (SEC USE ONLY)
                     Name of Reporting Manager: Lilley & Co.
                                                                  --------------



                                                                                                                       Item 8
                                                                                     Item 6:                           Voting
                                                                               Investment Discretion              Authority (Shares)
                                                                               ----------------------            -------------------
                                                             Item 4:                   (b)
                                                              Fair     Item 5:       Shared
                                 Item 2:                     Market    Shares          As
                                 Title           Item 3:     Value       or         Defined     (c)
      Item 1:                     of             CUSIP        (in    Principal (a)  in Instr. Shared-  Item 7:   (a)     (b)    (c)
  Name of Issuer                 Class           Number    thousands)  Amount  Sole    V      Other   Managers  Sole   Shared   None
------------------------------------------------------------------------------------------------------------------------------------
  ABBOTT LABS                   COMMON          002824100     1,174    27,602   X                              27,602
  ABBOTT LABS                   COMMON          002824100        30       700          X       X                  200    500
  AIR PRODUCTS & CHEMICALS, INC COMMON          009158106       204     4,533   X                               4,533
  AIR PRODUCTS & CHEMICALS, INC COMMON          009158106        18       400          X       X                         400
  ALCOA INC                     COMMON          013817101       574    21,960   X                              21,960
  ALCOA INC                     COMMON          013817101        44     1,700          X       X                       1,700
  AMERICAN EXPRESS CO           COMMON          025816109     2,379    52,790   X                              52,790
  AMERICAN EXPRESS CO           COMMON          025816109        74     1,650          X       X                1,650
  AMERICAN INTERNATIONAL GROUP  COMMON          026874107     5,766    99,936   X                              99,797           139
  AMERICAN INTERNATIONAL GROUP  COMMON          026874107       155     2,684          X       X                1,362  1,322
  AMGEN, INC.                   COMMON          031162100       609     9,444   X                               9,444
  AMGEN, INC.                   COMMON          031162100         6       100          X       X                  100
  APPLIED MATLS INC             COMMON          038222105       438    24,150   X                              24,150
  APPLIED MATLS INC             COMMON          038222105         7       400          X       X                  400
  ARBOR BANCORP, INC            COMMON          038250106       264     4,400   X                               4,400
  AUTOMATIC DATA PROCESSING     COMMON          053015103     4,113   114,739   X                             114,539           200
  AUTOMATIC DATA PROCESSING     COMMON          053015103       126     3,520          X       X                2,020  1,500
  AVERY DENNISON CORP           COMMON          053611109     3,388    67,072   X                              67,072
  AVERY DENNISON CORP           COMMON          053611109        93     1,850          X       X                1,450    400
  AVON PRODUCTS INC             COMMON          054303102     1,648    25,534   X                              25,534
  AVON PRODUCTS INC             COMMON          054303102        23       350          X       X                   50    300
  BP AMOCO P L C                ADR SPONSORED   055622104     2,366    56,204   X                              56,204
  BP AMOCO P L C                ADR SPONSORED   055622104        69     1,628          X       X                1,100    528
  BANK AMER CORP                COMMON          060505104     1,338    17,150   X                              17,150
  BANK AMER CORP                COMMON          060505104         7        95          X       X                   95
  BANK NEW YORK INC             COMMON          064057102     1,439    49,422   X                              49,422
  BANK ONE CORP                 COMMON          06423A103       511    13,211   X                              13,211
  BANK ONE CORP                 COMMON          06423A103        12       300          X       X                  300
  BAXTER INTL INC               COMMON          071813109       496    17,070   X                              17,070
  BAXTER INTL INC               COMMON          071813109         6       200          X       X                  200
  BRISTOL MYERS SQUIBB CO       COMMON          110122108     1,584    61,723   X                              61,723
  BRISTOL MYERS SQUIBB CO       COMMON          110122108        68     2,640          X       X                1,065  1,575
  CVS CORP                      COMMON          126650100       840    27,040   X                              27,040
  CVS CORP                      COMMON          126650100        20       650          X       X                  650
  CARDINAL HEALTH INC           COMMON          14149Y108     2,415    41,363   X                              41,363
  CARDINAL HEALTH INC           COMMON          14149Y108       103     1,758          X       X                  797    961
  CENTURYTEL INC                COMMON          156700106       344    10,150   X                              10,150
  CHELSEA ST BK CHELSEA MICH    COMMON          16342N102       699     1,216   X                               1,216
  CHEVRONTEXACO CORP            COMMON          166764100     1,622    22,704   X                              22,704
  CHEVRONTEXACO CORP            COMMON          166764100       106     1,485          X       X                  885    600
  CISCO SYS INC                 COMMON          17275R102     4,665   238,107   X                             237,807           300
  CISCO SYS INC                 COMMON          17275R102       328    16,765          X       X               12,450  4,315
  CITIGROUP INC                 COMMON          172967101     2,866    62,974   X                              62,974
  CITIGROUP INC                 COMMON          172967101        49     1,068          X       X                  718    350
  COCA COLA CO                  COMMON          191216100     1,660    38,640   X                              38,640
  COCA COLA CO                  COMMON          191216100        72     1,671          X       X                1,250    421
  COLGATE PALMOLIVE CO          COMMON          194162103       531     9,506   X                               9,506
  COMERICA INC COM              COMMON          200340107       287     6,155   X                               6,155
  COMERICA INC COM              COMMON          200340107         6       135          X       X                         135
  COMPUTER SCIENCES CORP        COMMON          205363104       742    19,755   X                              19,755
  COMPUTER SCIENCES CORP        COMMON          205363104        19       500          X       X                         500
  D T E ENERGY CO               COMMON          233331107     4,259   115,445   X                             115,445
  D T E ENERGY CO               COMMON          233331107       127     3,450          X       X                2,700    750
  DANAHER CORP                  SHS BEN INT     235851102     1,011    13,685   X                              13,685
  DANAHER CORP                  SHS BEN INT     235851102        43       585          X       X                  585
  DELL INC COM                  COMMON          24702R101     1,253    37,501   X                              37,501
  DELL INC COM                  COMMON          24702R101        25       750          X       X                  450    300
  DOVER CORP                    COMMON          260003108       269     7,600   X                               7,600
  E M C CORP MASS               COMMON          268648102       363    28,755   X                              28,755
  E M C CORP MASS               COMMON          268648102         5       400          X       X                  400
  EBAY INC                      COMMON          278642103       560    10,440   X                              10,440
  EMERSON ELEC CO               COMMON          291011104       283     5,367   X                               5,367
  EXXON MOBIL CORP              COMMON          30231G102     6,358   173,714   X                             173,714
  EXXON MOBIL CORP              COMMON          30231G102       179     4,900          X       X                4,250    650
  FEDERAL HOME LN MTG CORP      COMMON          313400301       221     4,231   X                               4,231
  FEDERAL HOME LN MTG CORP      COMMON          313400301        16       300          X       X                         300
  FEDERAL NATL MTG ASSN         COMMON          313586109       763    10,865   X                              10,865
  FEDERAL NATL MTG ASSN         COMMON          313586109        40       575          X       X                   75    500
  FIFTH THIRD BANCORP           COMMON          316773100     1,313    23,635   X                              23,635
  FIFTH THIRD BANCORP           COMMON          316773100        38       692          X       X                  100    592
  FIRST DATA CORP               COMMON          319963104       328     8,205   X                               8,205
  FLEETBOSTON FINL CORP         COMMON          339030108     1,915    63,505   X                              63,505
  FLEETBOSTON FINL CORP         COMMON          339030108        31     1,025          X       X                1,025
  GENERAL DYNAMICS CORP         COMMON          369550108     2,541    32,554   X                              32,554
  GENERAL DYNAMICS CORP         COMMON          369550108        64       825          X       X                  200    625
  GENERAL ELEC CO               COMMON          369604103     7,325   245,707   X                             245,482           225
  GENERAL ELEC CO               COMMON          369604103       251     8,435          X       X                3,075  5,360
  GENERAL MLS INC               COMMON          370334104     1,105    23,475   X                              23,475
  GENERAL MLS INC               COMMON          370334104        14       300          X       X                  300
  GRAINGER W W INC              COMMON          384802104       966    20,325   X                              20,325
  GRAINGER W W INC              COMMON          384802104        17       350          X       X                         350

  HALLIBURTON CO                COMMON          406216101       320    13,200   X                              13,200
  HALLIBURTON CO                COMMON          406216101         2       100          X       X                  100
  HARLEY DAVIDSON INC           COMMON          412822108     1,707    35,408   X                              35,408
  HARLEY DAVIDSON INC           COMMON          412822108        60     1,250          X       X                  600    650
  HOME DEPOT INC.               COMMON          437076102     1,812    56,888   X                              56,888
  HOME DEPOT INC.               COMMON          437076102       180     5,645          X       X                  745  4,900
  ILLINOIS TOOL WORKS INC.      COMMON          452308109     4,189    63,225   X                              63,125           100
  ILLINOIS TOOL WORKS INC.      COMMON          452308109        79     1,185          X       X                  735    450
  INTEL CORPORATION             COMMON          458140100     5,626   204,446   X                             204,446
  INTEL CORPORATION             COMMON          458140100       252     9,175          X       X                1,675  7,500
  INTERNATIONAL BUSINESS
    MACHS CO                    COMMON          459200101     1,834    20,758   X                              20,758
  INTERNATIONAL BUSINESS
    MACHS CO                    COMMON          459200101       279     3,154          X       X                  830  2,324
  JOHNSON & JOHNSON             COMMON          478160104     4,524    91,367   X                              91,367
  JOHNSON & JOHNSON             COMMON          478160104       133     2,695          X       X                1,325  1,370
  JOHNSON CONTROLS INC          COMMON          478366107       252     2,668   X                               2,668
  KEYCORP                       COMMON          493267108       538    21,026   X                              21,026
  KIMBERLY CLARK CORP           COMMON          494368103     1,682    32,775   X                              32,775
  KIMBERLY CLARK CORP           COMMON          494368103        49       950          X       X                  950
  KOHL'S CORP (WISC)            COMMON          500255104     2,210    41,300   X                              41,300
  KOHL'S CORP (WISC)            COMMON          500255104       125     2,340          X       X                  890  1,450
  LILLY ELI & CO                COMMON          532457108     2,211    37,217   X                              37,217
  LILLY ELI & CO                COMMON          532457108       103     1,740          X       X                  900    840
  LOWES COS INC                 COMMON          548661107     1,221    23,530   X                              23,530
  LOWES COS INC                 COMMON          548661107        26       500          X       X                  500
  MBNA CORP                     COMMON          55262L100       664    29,116   X                              29,116
  MBNA CORP                     COMMON          55262L100        77     3,370          X       X                       3,370
  MGIC INVT CORP WIS            COMMON          552848103       210     4,030   X                               4,030
  MGIC INVT CORP WIS            COMMON          552848103        71     1,360          X       X                       1,360
  MARATHON OIL CORP             COMMON          565849106     2,710    95,098   X                              95,098
  MARATHON OIL CORP             COMMON          565849106        33     1,175          X       X                1,175
  MASCO CORP                    COMMON          574599106     3,032   123,854   X                             123,854
  MASCO CORP                    COMMON          574599106       119     4,850          X       X                2,800  2,050
  MCDONALDS CORP                COMMON          580135101       337    14,305   X                              14,305
  MCDONALDS CORP                COMMON          580135101        11       475          X       X                  475
  MEDCO HEALTH SOLUTIONS INC    COMMON          58405U102       251     9,691   X                               9,691
  MEDCO HEALTH SOLUTIONS INC    COMMON          58405U102        10       375          X       X                  363     12
  MEDIMMUNE INC                 COMMON          584699102       599    18,145   X                              18,145
  MEDTRONIC INC                 COMMON          585055106     2,027    43,191   X                              43,191
  MEDTRONIC INC                 COMMON          585055106       308     6,560          X       X                  300  6,260
  MERCK & CO INC                COMMON          589331107     4,911    97,011   X                              96,861           150
  MERCK & CO INC                COMMON          589331107       163     3,220          X       X                2,450    770
  MERRILL LYNCH & CO INC        COMMON          590188108       923    17,242   X                              17,242
  MERRILL LYNCH & CO INC        COMMON          590188108        35       650          X       X                  650
  MICROSOFT CORP                COMMON          594918104     4,634   166,686   X                             166,286           400
  MICROSOFT CORP                COMMON          594918104       183     6,590          X       X                1,530  5,060
  MORGAN STANLEY DEAN
    WITTER & CO                 COMMON          617446448     1,064    21,089   X                              21,089
  MORGAN STANLEY DEAN
    WITTER & CO                 COMMON          617446448        48       950          X       X                  950
  NATIONAL CITY CORP            COMMON          635405103     3,225   109,462   X                             109,462
  NATIONAL CITY CORP            COMMON          635405103       135     4,575          X       X                2,375  2,200
  NATIONAL SEMICONDUCTOR CORP   COMMON          637640103       302     9,345   X                               9,345
  ORACLE CORP                   COMMON          68389X105     1,623   144,310   X                             144,310
  ORACLE CORP                   COMMON          68389X105        58     5,150          X       X                2,150  3,000
  PAVILION BANCORP INC          COMMON          703840108       278     5,696   X                               5,696
  PAVILION BANCORP INC          COMMON          703840108        44       900          X       X                         900
  PEPSICO INC                   COMMON          713448108     3,297    71,932   X                              71,932
  PEPSICO INC                   COMMON          713448108       173     3,777          X       X                       3,777
  PFIZER INC                    COMMON          717081103     6,892   226,852   X                             226,852
  PFIZER INC                    COMMON          717081103       306    10,087          X       X                1,837  8,250
  PROCTER & GAMBLE CO           COMMON          742718109     3,707    39,934   X                              39,934
  PROCTER & GAMBLE CO           COMMON          742718109       146     1,575          X       X                1,100    475
  SBC COMMUNICATIONS INC        COMMON          78387G103       602    27,053   X                              27,053
  SBC COMMUNICATIONS INC        COMMON          78387G103        48     2,168          X       X                1,242    926
  SKY FINL GROUP INC            COMMON          83080P103       451    20,025   X                              20,025
  SMUCKER J M CO                COMMON          832696405       799    18,950   X                              18,950
  STRYKER CORP                  COMMON          863667101     7,046    93,560   X                              93,560
  STRYKER CORP                  COMMON          863667101       160     2,125          X       X                1,825    300
  SYSCO CORP                    COMMON          871829107     8,311   254,090   X                             254,090
  SYSCO CORP                    COMMON          871829107       264     8,085          X       X                6,335  1,750
  TCF FINL CORP                 COMMON          872275102       227     4,736   X                               4,736
  TARGET CORP                   COMMON          87612E106     1,620    43,039   X                              43,039
  TARGET CORP                   COMMON          86712E106        64     1,700          X       X                1,550    150
  TECUMSEH PRODS CO             CLASS B COM     878895101       323     9,055   X                               9,055
  TECUMSEH PRODS CO             CLASS B COM     878895101       206     5,775          X       X                       5,775
  TECUMSEH PRODUCTS CO          CLASS A COM     878895200       167     4,470   X                               1,970         2,500
  TECUMSEH PRODUCTS CO          CLASS A COM     878895200        49     1,300          X       X                       1,300
  TEXAS INSTRS INC              COMMON          882508104       387    16,965   X                              16,965
  3M CO                         COMMON          88579Y101       369     5,342   X                               5,342
  3M CO                         COMMON          88579Y101        35       500          X       X                  500
  UNITED TECHNOLOGIES CORP      COMMON          913017109     3,011    38,960   X                              38,960
  UNITED TECHNOLOGIES CORP      COMMON          913017109       108     1,400          X       X                  600    800
  VERIZON COMMUNICATIONS        COMMON          92343V104     2,573    79,309   X                              79,309
  VERIZON COMMUNICATIONS        COMMON          92343V104        70     2,148          X       X                1,192    956
  VIACOM INC                    CL B COMMON     925524308     1,074    28,044   X                              28,044
  VIACOM INC                    CL B COMMON     925524308        11       300          X       X                  300
  WACHOVIA CORP                 COMMON          929903102       245     5,950   X                               5,950
  WAL MART STORES INC           COMMON          931142103     3,490    62,494   X                              62,494
  WAL MART STORES INC           COMMON          931142103        56     1,010          X       X                   90    920
  WALGREEN CO                   COMMON          931422109     3,355   109,510   X                             109,510
  WALGREEN CO                   COMMON          931422109        74     2,415          X       X                1,765    650
  WELLS FARGO & CO              COMMON          949746101     3,484    67,659   X                              67,659
  WELLS FARGO & CO              COMMON          949746101       119     2,315          X       X                1,315  1,000
  WYETH                         COMMON          983024100       851    18,470   X                              18,470
                                                            -----------------                                ----------------------
TOTALS                                                      189,755 4,948,487                               4,848,044 96,429  4,014
